Other Income (Expense), Net	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Other Income (Expense), Net	Other Income (Expense), Net

(in millions)	2025	2024	2023
Gains (losses) on hedging activities	$76	$(82)	$(78)
Other(1)	(28)	$70	$21
Total other income (expense), net	$48	$(12)	$(57)
(1) Relates primarily to foreign currency gains and losses